Intangible Assets Other Than Goodwill - Enruser (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Payments To Acquire Intangible Assets	$ 2,092	$ 0	$ 0
Enersur
Property Plant And Equipment [Line Items]
Date of acquisition/disposal	Mar. 19, 2013
Payments To Acquire Intangible Assets	$ 2,092